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October 29, 2004	Fax 720 566-4099	415 693-2000

Via Electronic Submission	www.cooley.com

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.	BRENT D. FASSETT
Washington, D.C. 20549	(720) 566-4025
Attn: Filing Desk	bfassett@cooley.com

Re:	Myogen, Inc.
Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Myogen, Inc. (the “Company”), we transmit for filing under the Securities Act of 1933, as amended, and pursuant to Regulation S-T promulgated thereunder, the Company’s Registration Statement on Form S-3 for the registration of up to 11,034,480 shares of the Company’s common stock, $.001 par value per share, which includes: (1) 9,195,400 shares of Common Stock issued in connection with the Securities Purchase Agreement, dated as of September 24, 2004, by and between the Company and the investors named therein (the “Agreement”), and (2) 1,839,080 shares of Common Stock that are issuable upon exercise of certain warrants to purchase Common Stock issued by the Company pursuant to the Agreement. Manually executed signature pages and consents have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

Pursuant to Rule 13(c) of Regulation S-T, a filing fee of $11,640.00 was wired to the Commission’s account at Mellon Bank to cover the filing fee.

Please call the undersigned at (720) 566-4025 or Paul Gross, of this firm, at (720) 566-4056 with your comments as soon as they are available, or send them to the attention of the undersigned by facsimile at (720) 566-4099.

Sincerely,

/s/ Brent D. Fassett

Brent D. Fassett

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